Commitments and Contingencies - Narrative (Detail) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2018 USD ($) Lease	Jul. 31, 2017 USD ($)	Jul. 31, 2018 USD ($)	Jul. 31, 2017 USD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 4.6	$ 4.4	$ 9.0	$ 8.8	$ 17.7	$ 15.8	$ 10.4
Number of operating leases | Lease	3
Letters of credit outstanding	$ 9.9		9.9		10.0
Noncancelable amount due in remainder of fiscal 2019	1.5		1.5		2.8
Noncancelable amount due in fiscal 2020	2.8		2.8		2.8
Noncancelable amount due in fiscal 2021	$ 1.4		$ 1.4		$ 1.4